Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.7%
		Australia - 4.3%
4,965		Aristocrat Leisure, Ltd.	$102,761
40,424		Aurizon Holdings, Ltd.	102,253
70,878		Evolution Mining, Ltd.	143,236
19,045		Northern Star Resources, Ltd.	140,907
5,474		Sonic Healthcare, Ltd.	111,254
			600,411
		Brazil - 0.9%
29,585		JBS SA	123,053
		Canada - 6.4%
24,304		B2Gold Corporation	86,765
1,372		CGI, Inc. (a)	118,179
92		Constellation Software, Inc.	143,536
3,584		Gildan Activewear, Inc.	98,202
2,405		Magna International, Inc.	135,113
3,219		Open Text Corporation	95,314
1,059		TFI International, Inc.	105,990
2,527		Tourmaline Oil Corporation	127,418
			910,517
		China - 8.8%
38,100		Alibaba Group Holding, Ltd. (a)	421,031
36,500		Anhui Conch Cement Company, Ltd. - H-Shares	127,669
104,000		China Shenhua Energy Company, Ltd. - H-Shares	300,476
47,400		Pop Mart International Group, Ltd. (b)	120,368
84,000		Smoore International Holdings, Ltd. (b)	130,440
27,500		Zhongsheng Group Holdings, Ltd.	141,465
			1,241,449
		Denmark - 2.1%
1,079		DSV AS	169,797
1,852		Pandora AS	129,733
			299,530
		France - 15.6%
1,259		Arkema SA	112,707
4,875		Bureau Veritas SA	128,042
858		Capgemini SE	142,803
4,310		Cie Generale des Etablissements Michelin SCA	119,527
2,525		Danone SA	132,665
401		Kering SA	203,498
1,377		Legrand SA	109,955
634		LVMH Moet Hennessy Louis Vuitton SE	460,044
2,500		Publicis Groupe SA	158,540
1,576		Safran SA	196,657
409		Teleperformance	97,209
5,382		Valeo	95,924
2,511		Vinci SA	250,004
			2,207,575
		Germany - 2.0%
824		adidas AG	112,090
5,427		Infineon Technologies AG	164,665
			276,755
		Hong Kong - 1.5%
86,000		Geely Automobile Holdings, Ltd.	125,613
45,000		Xinyi Glass Holdings, Ltd.	83,831
			209,444
		Indonesia - 1.6%
258,000		Astra International Tbk PT	94,466
545,200		Telkom Indonesia Persero Tbk PT	131,331
			225,797
		Ireland - 1.4%
1,897		Kingspan Group plc	102,403
2,456		Smurfit Kappa Group plc	90,728
			193,131
		Italy - 0.9%
2,383		Moncler SpA	125,891
		Japan - 19.4%
1,800		Advantest Corporation	115,685
8,500		Astellas Pharma, Inc.	129,260
1,500		Bandai Namco Holdings, Inc.	94,516
5,600		Chugai Pharmaceutical Company, Ltd.	142,944
1,200		Hoya Corporation	115,548
11,200		Isuzu Motors, Ltd.	131,315
5,900		KDDI Corporation	178,057
2,000		Konami Group Corporation	90,492
2,400		Murata Manufacturing Company, Ltd.	119,832
5,800		Nexon Company, Ltd.	130,203
6,000		NGK Spark Plug Company, Ltd.	110,910
9,400		Nippon Telegraph & Telephone Corporation	268,012
1,800		Nitto Denko Corporation	104,362
3,500		Otsuka Corporation	110,216
5,400		Recruit Holdings Company, Ltd.	170,949
1,900		Secom Company, Ltd.	108,619
3,500		Shimadzu Corporation	99,341
1,500		Shin-Etsu Chemical Company, Ltd.	184,452
2,700		Shionogi & Company, Ltd.	134,770
3,500		Taiyo Yuden Company, Ltd.	101,595
2,000		Trend Micro, Inc.	93,069
			2,734,147
		Malaysia - 0.6%
16,861		Lynas Rare Earths, Ltd. (a)	89,759
		Netherlands - 0.7%
1,535		BE Semiconductor Industries NV	92,658
		Norway - 2.4%
3,990		Aker BP ASA	123,171
7,550		Mowi ASA	128,146
9,690		Telenor ASA	90,103
			341,420
		Republic of Korea - 8.6%
3,116		Kakao Games Corporation (a)	110,027
476		LG Innotek Company, Ltd.	95,049
385		NCSoft Corporation	136,402
1,654		Samsung C&T Corporation	148,461
1,181		Samsung Electro-Mechanics Company, Ltd.	121,883
405		Samsung Electronics Company, Ltd. - GDR	447,525
2,701		SK Hynix, Inc.	160,202
			1,219,549
		Spain - 1.6%
8,647		Industria de Diseno Textil SA	229,328
		Sweden - 4.0%
6,361		Assa Abloy AB - Class B	136,567
11,279		Atlas Copco AB - Class A	133,254
2,624		Boliden AB	98,530
15,005		Embracer Group AB (a)	68,102
6,073		EQT AB	128,576
			565,029
		Switzerland - 6.4%
1,478		Cie Financiere Richemont SA	191,539
238		Geberit AG	112,029
144		Partners Group Holding AG	127,128
9,290		Roche Holding AG - ADR	363,703
466		Sonova Holding AG	110,456
			904,855
		Thailand - 0.9%
22,900		Advanced Info Service pcl - NVDR	128,930
		United Kingdom - 9.6%
16,176		Auto Trader Group plc (b)	100,327
3,112		Bunzl plc	103,282
5,855		Burberry Group plc	142,973
25,823		DS Smith plc	99,866
87,622		JD Sports Fashion plc	132,963
1,702		London Stock Exchange Group plc	146,099
5,702		Mondi plc	96,677
1,470		Next plc	102,666
4,968		Persimmon plc	72,728
7,326		Smith & Nephew plc	97,775
5,103		Unilever plc - ADR	256,936
			1,352,292
		TOTAL COMMON STOCKS (Cost $15,999,506)	14,071,520
		TOTAL INVESTMENTS - 99.7% (Cost $15,999,506)	14,071,520
		Other Assets in Excess of Liabilities - 0.3%	35,360
		NET ASSETS - 100.0%	$14,106,880

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	GDR	Global Depositary Receipt.
	NVDR	Non-voting Depositary Receipt.
	(a)	Non-income producing security.
	(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  At December 31, 2022, the market value of these securities amounted to $351,135 or 2.5% of net assets.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,071,520	$-	$-	$14,071,520
Total Investments in Securities	$14,071,520	$-	$-	$14,071,520
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2022, the Fund did not recognize any transfers to or from Level 3.